CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 46,229	$ 34,748
Marketable securities		2,128
Short-term bank deposits	2,000	10,000
Trade receivables	222	72
Other receivables and prepaid expenses	3,372	2,079
Total current assets	51,823	49,027
LONG-TERM ASSETS:
Long-term deposits	9	9
Right-of-use-assets	1,872	2,671
Property, plant and equipment, net	2,072	2,583
Intangible assets, net	16,139	17,074
Total long term assets	20,092	22,337
Total assets	71,915	71,364
CURRENT LIABILITIES:
Trade payables	863	1,001
Employees and payroll accruals	2,535	2,079
Current maturities of lease liabilities	777	895
Liabilities in respect of government grants	72	37
Pre-funded warrants	4,144
Deferred revenues and other advances	47	386
Other payables	1,238	1,348
Total current liabilities	9,676	5,746
LONG-TERM LIABILITIES:
Lease liability	1,663	2,076
Liabilities in respect of government grants	3,694	3,325
Total non-current liabilities	5,357	5,401
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized - 150,000,000 ordinary shares; Issued and outstanding - 35,600,088 shares on December 31, 2020 and 25,754,297 shares on December 31, 2019	200	142
Share premium and other capital reserves	225,121	205,904
Accumulated deficit	(179,276)	(155,902)
Equity attributable to equity holders of the Company	46,045	50,144
Non-controlling interests	10,837	10,073
Total equity	56,882	60,217
Shareholder's Equity and Liabilities	$ 71,915	$ 71,364